LONG TERM DEPOSITS	12 Months Ended
Dec. 31, 2012
LONG TERM DEPOSITS
LONG TERM DEPOSITS

11.                   LONG TERM DEPOSITS

In 2012, the Company made a total of RMB10,000,000 (US$1,605,000) deposits to acquire a land use right located in Beijing, the PRC for a total consideration amount of RMB50,173,000 (US$8,053,000).